Convertible promissory notes - Additional Information (Detail) - TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member] - USD ($)		9 Months Ended	12 Months Ended
	Feb. 12, 2025	Sep. 18, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Line of Credit Facility [Line Items]
Aggregate principal amount	$ 3,011,373
Debt Instrument, Unamortized Discount			$ 0	$ 374,406	$ 0
Fair value of warrants associated with convertible notes payable			$ 6,520,056
Note Warrant [Member]
Line of Credit Facility [Line Items]
Aggregate principal amount		$ 4
Conversion price		$ 3.8
Percentage of aggregate principal amount		50.00%
2024 Warrant [Member]
Line of Credit Facility [Line Items]
Warrants expire period		3 years
Warrants exercise price		$ 5.7
Fair value of warrants associated with convertible notes payable		$ 6,520,056
Convertable Promissory Note [Member]
Line of Credit Facility [Line Items]
Aggregate amount		$ 31,253,000
Interest rate		20.00%
Maturity, description			second anniversary of the issuance date
Debt Instrument, Unamortized Discount		$ 2,539,227